Apr. 30, 2018
SUPPLEMENT DATED AUGUST 13, 2018
TO THE PROSPECTUS DATED APRIL 30, 2018

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

Please change all references to the funds listed below to the new fund name:

Prior Fund Name	New Fund Name
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital 10 x 10 Fund, the JNL/Mellon Capital Index 5 Fund, the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital European 30 Fund, the JNL/Mellon Capital Pacific Rim 30 Fund, the JNL/Mellon Capital MSCI KLD 400 Social Index Fund, the JNL/Mellon Capital S&P 1500 Growth Index Fund, the JNL/Mellon Capital S&P 1500 Value Index Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital Bond Index Fund, the JNL/Mellon Capital Consumer Staples Sector Fund, the JNL/Mellon Capital Industrials Sector Fund, the JNL/Mellon Capital Materials Sector Fund, the JNL/Mellon Capital Real Estate Sector Fund, the JNL/Mellon Capital Utilities Sector Fund, the JNL S&P 500 Index Fund, the JNL/Vanguard Global Bond Market Index Fund, the JNL/Vanguard International Stock Market Index Fund, the JNL/Vanguard U.S. Stock Market Index Fund, the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, the JNL/S&P Total Yield Fund, the JNL/S&P Mid 3 Fund, the JNL/S&P International 5 Fund, and JNL/S&P 4 Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital Emerging Markets Index Fund, the JNL/Mellon Capital MSCI KLD 400 Social Index Fund, the JNL/Mellon Capital S&P 1500 Growth Index Fund, the JNL/Mellon Capital S&P 1500 Value Index Fund, the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, the JNL/Mellon Capital Bond Index Fund, the JNL/Mellon Capital Consumer Staples Sector Fund, the JNL/Mellon Capital Industrials Sector Fund, the JNL/Mellon Capital Materials Sector Fund, the JNL/Mellon Capital Real Estate Sector Fund, the JNL/Mellon Capital Utilities Sector Fund, the JNL S&P 500 Index Fund, the JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund, and the JNL/Vanguard U.S. Stock Market Index Fund under "Principal Risks of Investing in the Fund," please add the following:

•
Tracking error risk – Tracking error is the divergence of the Fund's performance from that of the Index. The Fund's return may not match the return of the Index for a number of reasons. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not. However, the Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended to meet the issuer diversiﬁcation requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of local market restrictions, or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its afﬁliates.

In the section entitled, "Summary Overview of Each Fund" for the JNL/BlackRock Global Allocation Fund under "Annual Fund Operating Expenses," please delete the tables and corresponding endnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.18%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.09%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
"Other Expenses" are based on amounts incurred during the period ended December 31, 2017. The amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  In addition, the Fund incurs borrowing fees related to short sale transactions.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.02%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[4]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1,2]	0.18%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	0.79%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
"Other Expenses" are based on amounts incurred during the period ended December 31, 2017. The amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  In addition, the Fund incurs borrowing fees related to short sale transactions.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.02%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[4]	Expense information has been restated to reflect current fees.

In the section entitled, "Summary Overview of Each Fund" for the JNL/BlackRock Global Allocation Fund under "Annual Fund Operating Expenses," please delete the tables and corresponding endnotes in the entirety and replace with the following:

JNL/BlackRock Global Allocation Fund Class A
1 year	3 years	5 years	10 years
$111	$347	$601	$1,329

JNL/BlackRock Global Allocation Fund Class I
1 year	3 years	5 years	10 years
$81	$252	$439	$978

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital Bond Index Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.57%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	0.27%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital Bond Index Fund under "Expense Example," please delete the tables in the entirety and replace with the following:
JNL/Mellon Capital Bond Index Fund Class A
1 year	3 years	5 years	10 years
$58	$183	$318	$714

JNL/Mellon Capital Bond Index Fund Class I
1 year	3 years	5 years	10 years
$28	$87	$152	$343

In the section entitled, "Summary Overview of Each Fund" for the JNL S&P 500 Index Fund under "Annual Fund Operating Expenses," please delete the table and corresponding endnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses[2]	0.32%
Less Waiver/Reimbursement[3]	0.17%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.15%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]
JNAM has contractually agreed to waive 0.17% of the management fees of the Fund.  The fee waiver will continue until April 2020, and will continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the section entitled, "Summary Overview of Each Fund" for the JNL S&P 500 Index Fund under "Expense Example," please delete the table in the entirety and replace with the following:

JNL S&P 500 Index Fund Class I
1 year	3 years	5 years	10 years
$15	$86	$163	$389

In the section entitled, "Summary Overview of Each Fund" for the JNL/PIMCO Income Fund under "Principal Investment Strategies," please delete the third paragraph in the entirety and replace with the following:

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by S&P Global Ratings ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PIMCO to be of comparable quality (except such 50% limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 10% of its total assets.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Floating Rate Income Fund under "Principal Investment Strategies," please delete the third paragraph in the entirety and replace with the following:

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans"), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds, and money market instruments.  Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which rating are associated with securities having high risk and speculative characteristics.  Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.  While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM America, Inc. (the "Sub-Adviser") expects that the credit ratings of the Fund's loan investments will primarily be at or above B3/B- as determined by Moody's Investors Service, Inc. ("Moody's"), S&P Global Ratings ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PPM to be of comparable quality.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Value Equity Fund under "Principal Investment Strategies," please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of U.S. companies.  Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index ("Index") under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time, and was $3.4 billion to $868.9 billion as of December 31, 2017.  At least 80% of the Fund's assets (net assets plus the amount of any borrowings made for investment purposes) will be invested, under normal circumstances, in a diversified portfolio of equity securities of U.S. companies.

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P Mid 3 Fund under "Annual Fund Operating Expenses," please delete the tables and corresponding endnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses[2]	0.71%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses[2]	0.41%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.36%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]
JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P Mid 3 Fund under "Expense Example," please delete the table in the entirety and replace with the following:

JNL/S&P Mid 3 Fund Class A
1 year	3 years	5 years	10 years
$73	$227	$395	$883

JNL/S&P Mid 3 Fund Class I
1 year	3 years	5 years	10 years
$37	$127	$225	$513

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P International 5 Fund under "Annual Fund Operating Expenses," please delete the tables and corresponding endnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.76%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.46%
Less Waiver/Reimbursement[3]	0.05%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[2]	0.41%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]
JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class.  The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

In the section entitled, "Summary Overview of Each Fund" for the JNL/S&P International 5 Fund under "Expense Example," please delete the table in the entirety and replace with the following:

JNL/S&P International 5 Fund Class A
1 year	3 years	5 years	10 years
$78	$243	$422	$942

JNL/S&P International 5 Fund Class I
1 year	3 years	5 years	10 years
$42	$143	$253	$574